13. Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Computed expense at statutory rates	$ 2,236,904	$ 2,128,517
Tax exempt interest & BOLI	(306,073)	(291,550)
Disallowed interest	15,798	11,631
Partnership rehabilitation and tax credits	(415,099)	(437,229)
Low income housing investment amortization expense	246,564	323,948
Other	11,766	2,948
Income tax expense	$ 1,789,860	$ 1,738,265